Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 18 — Subsequent Events

Convertible Debentures

Pursuant to the Convertible Debentures, as a result of the daily VWAP being less than the Floor Price for five consecutive trading days, the Company was required to make, and made, a Prepayment to Yorkville in the amount of $3.1 million on May 4, 2023. The Floor Price was $0.59 as of the date of this prospectus.

Note 20 – Subsequent Events

Convertible Debentures

Pursuant to the Convertible Debentures, as a result of the daily VWAP being less than the Floor Price for five consecutive trading days, the Company was required to make, and made, Prepayments to Yorkville in the amount of $3.7 million on January 3, 2023 and $3.2 million on January 10, 2023. Additionally, on March 21, 2023, the Company received notice that a Prepayment in the amount of $3.5 million was due on March 31, 2023, as a result of the daily VWAP being less than the Floor Price for five consecutive trading days. The Floor Price was $0.59 as of the date of this prospectus.

See Note 8 – Convertible Notes for additional information regarding the Convertible Debentures and the Prepayment requirement.